Shareholders' Equity - Share options (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Equity-settled share based payments	€ 4,014	€ 2,544	€ 3,106